WARRANTS (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 27, 2014	Feb. 28, 2015	Feb. 28, 2014
Fair value of warrants issued	$ 133,406	$ 67,500
Warrants issued to consultant for services	320,000	50,000
Stock based compensation expense	$ 207,112	$ 33,750		$ 1,333,871	$ 1,946,772
$2.10 [Member] | Warrants [Member]
Warrant exercise price	$ 2.10
Warrants repurchased and cancelled	25,000
$1.50 [Member] | Warrants [Member]
Warrant exercise price	$ 1.50
Warrants repurchased and cancelled	75,000
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member]
Discount rate	1.49%
Fair value of warrants issued	$ 4,771
Warrant term	5 years
Volatility	124.00%
Dividends	0.00%
Warrants issued to consultant for services	18,750
Stock based compensation expense	$ 4,771
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member] | $1.00 [Member]
Warrant exercise price	$ 1.00
Warrants issued to consultant for services	8,333
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member] | $1.25 [Member]
Warrant exercise price	$ 1.25
Warrants issued to consultant for services	10,417
Warrants [Member] | Series A Preferred Stock [Member]
Warrants issued	2,905,568
Warrant exercise price	$ 0.70
Warrants [Member] | Placement Agent [Member] | Series A Preferred Stock [Member]
Warrants issued	309,927
Discount rate	1.41%
Fair value of warrants issued	$ 158,441
Warrant term	5 years
Volatility	125.00%
Dividends	0.00%
Convertible Notes Payable [Member] | Warrants [Member]
Warrants issued			50,000
Warrant exercise price			$ 1.50
Convertible Notes Payable [Member] | Warrants [Member] | Placement Agent [Member]
Warrants issued			8,480
Warrant exercise price			$ 2.50
Discount rate			0.74%
Fair value of warrants issued			$ 25,498
Warrant term			5 years
Volatility			134.00%
Dividends			0.00%